Investment in Mortgage Loans on Real Estate (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Mortgage Loans on Real Estate [Line Items]
Mortgage loans	$ 9,715,469	$ 8,825,418	$ 7,217,169
Valuation allowances	(43,200)	(37,400)	(35,000)
Total mortgage loans on real estate	$ 9,672,269	$ 8,788,018	$ 7,182,169